Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 495,773,278	Taxes	Peru	National Superintendence of Customs and Tax Administration	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 2
	83,917,640	Royalties	Peru	National Superintendence of Customs and Tax Administration	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 3
	2,880,498	Taxes	Peru	Agency of Environmental Evaluation and Auditing	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 4
	4,815,886	Taxes	Peru	Supervisory Agency of Investment in Energy and Mining	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 5
	4,157,097	Fees	Peru	Ministry of Environment	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 6
	336,554	Fees	Peru	Ministry of Transport and Communications	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 7
	2,725,355	Comm. Social Resp.	Peru	Social responsibility agreements with Regional and Local Governments	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 8
	37,138,080	Fees	Peru	Ministry of Energy and Mines	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 9
	798,978	Taxes	Peru	Local government	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 10
	685,838,259	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 11
	83,593,989	Fees	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 12
	4,688,945	Fees	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 13
	647,775	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 14
	10,749,212	Royalties	Mexico	Mexican Geological Service - Government Agency	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 15
	15,688,158	Comm. Social Resp.	Mexico	Donations and contributions to local communities	Copper, molybdenum and other by-products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 16
	20,555,041	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 17
	3,022,967	Fees	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 18
	846,074	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 19
	7,058,336	Fees	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 20
	1,024,764	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 21
	3,109,133	Comm. Social Resp.	Mexico	Donations and contributions to local communities	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 22
	181,216	Taxes	Ecuador	Central government/Ecuador	Ecuador		scco:OtherCorporateMinorSegmentsMember
#: 23
	564,779	Fees	Chile	Central government/Chile	Chile		scco:OtherCorporateMinorSegmentsMember
#: 24
	80,594	Fees	Argentina	Central government/Argentina	Argentina		scco:OtherCorporateMinorSegmentsMember
#: 25
	$ 4,600,000	Taxes	United States	U.S. Treasury Dept.	United States		scco:OtherCorporateMinorSegmentsMember